Cash and Cash Equivalents (Tables)	6 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As at September 30, 2025	As at March 31, 2025
Cash on hand	$1,636	$3,107
Cash at bank	189,276	745,614

Total	$190,912	$748,721